Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 25, 2023	Mar. 26, 2022
Statement [Line Items]
Common stock, shares outstanding	18,830,969	18,513,413
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Statement [Line Items]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	11,112,999	10,795,443
Common stock, shares outstanding	11,112,999	10,795,443
Class B Common Stock [Member]
Statement [Line Items]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970